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                     UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
              	 Washington, D.C. 20549

                       Form 13F
                  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
        MARCH 31, 2000

Check here if Amendment [  ];
  Amendment Number:  _______
  This Amendment (Check only one):
        [   ] is a restatement.
        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
	Name:	  BANKERS TRUST COMPANY
	Address:  130 LIBERTY STREET
                  NEW YORK, NEW YORK  10006

	Form 13F File Number:  28-05041

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
	Name:    DAMIAN REITEMEYER
	Title:   PRINCIPAL
	Phone:   212-250-4599

Signature, Place, and Date of Signing:
	DAMIAN REITEMEYER,
	NEW YORK, NEW YORK,
	MAY 15, 2000

Report type (Check only one):
  [  ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
  [ X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
  [  ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings
	  for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         Form 13F File Number  28-04987
         Name                  Taunus Corporation